Investment in Jointly Controlled Entities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of joint ventures [abstract]
Schedule of Investment in Jointly Controlled Entities

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Investment in jointly controlled entities accounted using equity method (refer note 55(b))	—	3,007	37
Less: impairment allowances on investment	—	—	—
	—	3,007	37